Summarized Financial Information for Income (Loss) from Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net interest revenue	$ 9
Noninterest expense:
Staff	4
Professional, legal and other purchased services	4
Net occupancy	1
Other	3
Total noninterest expense	12
Loss from operations	(3)
Loss on assets held for sale	(106)
Loss on sale of MUNB	(1)
Benefit for income taxes	(44)
Net (loss) from discontinued operations	$ (66)